UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 590 Madison Avenue
         5th Floor
         New York, New York  10022

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

  /s/ Debra Fine         New York, New York        August 16, 2010
---------------------   --------------------    --------------------
   [signature]              [city/state]                [date]

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $312,356 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEP INDS INC                   COM              001031103     5091   213200 SH       SOLE                   213200
AIRCASTLE LTD                  COM              G0129K104     4454   567400 SH       SOLE                   567400
ALLIANCE ONE INTL INC          COM              018772103     7237  2033000 SH       SOLE                  2033000
ARCH CAP GROUP LTD             ORD              G0450A105     5245    70400 SH       SOLE                    70400
ASSET ACCEP CAP CORP           COM              04543P100      329    79500 SH       SOLE                    79500
ASSURED GUARANTY LTD           COM              G0585R106     1037     9433 SH  CALL SOLE                     9433
ASSURED GUARANTY LTD           COM              G0585R106    34142  2572900 SH       SOLE                  2572900
CIT GROUP INC                  COM NEW          125581801     6149   181600 SH       SOLE                   181600
CITIZENS REPUBLIC BANCORP IN   COM              174420109     3633  4273782 SH       SOLE                  4273782
CLIFFS NATURAL RESOURCES INC   COM              18683K101     9682   205300 SH       SOLE                   205300
COINSTAR INC                   COM              19259P300    26268   611300 SH       SOLE                   611300
COWEN GROUP INC NEW            CL A             223622101     7413  1808000 SH       SOLE                  1808000
DANA HOLDING CORP              COM              235825205     9264   926364 SH       SOLE                   926364
DUCOMMUN INC DEL               COM              264147109     5624   328900 SH       SOLE                   328900
E TRADE FINANCIAL CORP         COM NEW          269246401     5196   439610 SH       SOLE                   439610
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    23811   568152 SH       SOLE                   568152
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104     4534   431800 SH       SOLE                   431800
LIVE NATION ENTERTAINMENT IN   COM              538034109    16644  1592700 SH       SOLE                  1592700
MARSHALL & ILSLEY CORP NEW     COM              571837103     7906  1101100 SH       SOLE                  1101100
MBIA INC                       COM              55262C100      726     4914 SH  CALL SOLE                     4914
MBIA INC                       COM              55262C100    30300  5401000 SH       SOLE                  5401000
MF GLOBAL HLDGS LTD            COM              55277J108    29419  5152246 SH       SOLE                  5152246
NEW YORK & CO INC              COM              649295102     1746   762265 SH       SOLE                   762265
PHH CORP                       COM NEW          693320202    19569  1027800 SH       SOLE                  1027800
POLYONE CORP                   COM              73179P106    15735  1868810 SH       SOLE                  1868810
PZENA INVESTMENT MGMT INC      CLASS A          74731Q103     2725   427745 SH       SOLE                   427745
RADIO ONE INC                  CL D NON VTG     75040P405     2839  2217857 SH       SOLE                  2217857
REGIONS FINANCIAL CORP NEW     COM              7591EP100     6027   915900 SH       SOLE                   915900
STEEL DYNAMICS INC             COM              858119100     6877   521408 SH       SOLE                   521408
STEIN MART INC                 COM              858375108      192    30800 SH       SOLE                    30800
SYNOVUS FINL CORP              COM              87161C105     4029  1586200 SH       SOLE                  1586200
YAHOO INC                      COM              984332106     8513   615100 SH       SOLE                   615100